Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of accounts receivable, net
	As of December 31
	2018	2017

Accounts receivable	$15,871,970	$13,107,350
Less: Allowance for doubtful accounts	(392,533)	(36,285)
Total accounts receivable, net	$15,479,437	$13,071,065

Schedule of movement of allowance for doubtful accounts
	As of December 31,
	2018	2017	2016

Beginning balance	$36,285	$15,083	$8,068
Provision for doubtful accounts	372,635	19,440	7,883
Foreign currency translation adjustments	(16,387)	1,762	(868)
Ending balance	$392,533	$36,285	$15,083